Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (8,049)	$ (4,105)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,641	1,530
Reduction in provision for doubtful accounts		(543)
Increase (reduction) in inventory reserve	(49)	1,253
Stock-based compensation	771	606
Loss on sale of asset	1	12
Changes in operating assets and liabilities:
Accounts receivable	674	(87)
Unbilled accounts receivable	44	(279)
Inventories	(3,485)	(567)
Prepaid expenses and other current assets	(551)	155
Accounts payable, accrued expenses, and other current liabilities	387	764
Net cash used in operating activities	(8,616)	(1,261)
Cash flows from investing activities:
Purchase of equipment	(1,437)	(1,189)
Maturities of investments		750
Net cash used in investing activities	(1,437)	(439)
Cash flows from financing activities:
Proceeds from warrant exercise, net	4,287
Proceeds from sale of common stock		5,566
Borrowings under revolving line of credit, net	1,689
Payments made in financing of intangibles		(150)
Proceeds from exercise of stock options	45	267
Net cash provided by financing activities	6,021	5,683
Net decrease in cash and cash equivalents	(4,032)	3,983
Cash and cash equivalents, beginning of period	9,273	5,290
Cash and cash equivalents, end of period	5,241	9,273
Cash paid for interest	29	$ 13
Cash paid for income taxes	$ 1